Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Short-term provisions
Other provisions	R 649	R 552
Short-term portion of long-term provisions	1,048	2,338
Short-term portion of post-retirement benefit obligations	505	399
Total short-term provisions	R 2,202	R 3,289